Fair Value Measurements - Financial Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Unpaid Principal Balance	$ 283,629,000	$ 316,678,000	$ 64,016,000
Related allowance	2,856,000	24,293,000
Nonrecurring
Assets
Loans	71,210,000	93,485,000
OREO, net	3,029,000	185,000
Total	74,239,000	93,670,000
Fair value of liabilities	0	0
Nonrecurring | Level 1
Assets
Loans	0	0
OREO, net	0	0
Total	0	0
Nonrecurring | Level 2
Assets
Loans	0	0
OREO, net	0	0
Total	0	0
Nonrecurring | Level 3
Assets
Loans	71,210,000	93,485,000
OREO, net	3,029,000	185,000
Total	$ 74,239,000	$ 93,670,000